Dividends	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Dividends	DIVIDENDS
In 2023, common share dividends in the amount of $693 million (2022 - $652 million) were declared and paid. See Note 33 - Subsequent Events for dividends declared subsequent to December 31, 2023.